Intangible Assets Other Than Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	¥ 77,333	¥ 77,953
Accumulated amortization	(33,647)	(33,102)
Net carrying amount	43,686	44,851
Other intangible assets not subject to amortization	14,837	13,102
Total other intangible assets	58,523	57,953
Computer Software, Intangible Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	33,026	34,221
Accumulated amortization	(19,983)	(19,759)
Net carrying amount	13,043	14,462
Leasehold Interest
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	7,499	8,834
Accumulated amortization	(734)	(1,818)
Net carrying amount	6,765	7,016
Other Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	36,808	34,898
Accumulated amortization	(12,930)	(11,525)
Net carrying amount	¥ 23,878	¥ 23,373